Expense Example - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Investment Grade Securitized ETF - Fidelity Investment Grade Securitized ETF	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 37
3 years	118
5 years	206
10 years	$ 467